Note 5 - Acquisitions (Tables)	12 Months Ended
Dec. 31, 2014
Business Combinations [Abstract]
Business Acquisition, Pro Forma Information [Table Text Block]
(unaudited)	2013
Revenue	$831,999
Net Loss	$(2,460,219)